Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	6,047,084
Proposed Maximum Offering Price per Unit	17.035
Maximum Aggregate Offering Price	$ 103,012,075.94
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,771.15
Offering Note
(1)
This Registration Statement registers the issuance of an aggregate of 6,047,084 shares of Class A common stock, par value $0.001 per share (“Class A Common Stock”), of PBF Energy Inc. reserved for issuance under the PBF Energy Inc. 2025 Equity Incentive Plan (the “2025 Plan”), including 1,647,084 shares remaining under PBF Energy Inc. Amended and Restated 2017 Equity Incentive Plan (as amended, the “2017 Plan”) as of the effective date (the “Effective Date) of the 2025 Plan and 1,500,000 shares being registered to cover shares forfeited in the future under the 2017 Plan that will be issuable under the 2025 Plan. Pursuant to Rule 416(a) of the Securities Act of 1933 (as amended, the “Securities Act”), this Registration Statement also covers such additional securities as may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. Based upon the average of the high and low prices of the Class A Common Stock as reported on the New York Stock Exchange on May 2, 2025. Pursuant to General Instruction E to Form
S-8,
a filing fee is only being paid with respect to the registration of additional securities under the 2025 Plan.